CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME / (LOSS) [Abstract]
Revenue from contract with customers	$ 331,026	$ 367,800	$ 330,266
Revenue from a related party customer	18,756	754	3,076
Total revenue	349,782	368,554	333,342
Cost of revenue	(283,382)	(290,745)	(250,090)
Gross profit	66,400	77,809	83,252
Selling expenses	(8,044)	(8,246)	(11,683)
General and administrative expenses	(64,317)	(66,454)	(93,453)
Research and development expenses	(76,946)	(29,534)	(35,430)
Listing fee	0	(33,151)	0
Other operating income / (expenses)	727	3,791	(3,628)
Other net gains / (losses)	(507,479)	3,538	357
Loss from operations	(589,659)	(52,247)	(60,585)
Finance income / (expenses)	(11,935)	1,276	(4,181)
Loss before taxation	(601,594)	(50,971)	(64,766)
Income tax benefits / (expenses)	2,443	(5,685)	4,400
Loss for the year	(599,151)	(56,656)	(60,366)
Item that may be reclassified to profit or loss
Exchange differences on translation of financial statements	(218)	(26)	(22)
Other comprehensive loss for the year, net of tax	(218)	(26)	(22)
Total comprehensive loss for the year	$ (599,369)	$ (56,682)	$ (60,388)
Loss per share
Basic loss per share (in dollars per share)	$ (4.36)	$ (0.51)	$ (0.56)
Diluted loss per share (in dollars per share)	$ (4.36)	$ (0.51)	$ (0.56)
Weighted average number of shares outstanding (thousand shares)
Weighted average number of shares outstanding - basic (in shares)	137,426	110,494	108,681
Weighted average number of shares outstanding - diluted (in shares)	137,426	110,494	108,681